UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Larry Feinberg
Title:     President
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

      /s/ Mark Merritt     Greenwich, CT     August 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $1,025,790,300 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACORDA THERAPEUTICS INC        COM              00484M106 25771550   785000 SH       SOLE                   785000        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109 51286863   707405 SH       SOLE                   707405        0        0
ALLERGAN INC                   COM              018490102  9889500   190000 SH       SOLE                   190000        0        0
ANTIGENICS INC DEL             COM              037032109   603750   312824 SH       SOLE                   312824        0        0
AUXILIUM PHARMACEUTICALS INC   COM              05334D107  7564500   225000 SH       SOLE                   225000        0        0
BIOGEN IDEC INC                COM              09062X103  2195415    39281 SH       SOLE                    39281        0        0
CELGENE CORP                   COM              151020104 31755334   497187 SH       SOLE                   497187        0        0
CEPHALON INC                   COM              156708109 24908715   373500 SH       SOLE                   373500        0        0
ELAN PLC                       ADR              284131208257489468  7243023 SH       SOLE                  7243023        0        0
GENENTECH INC                  COM NEW          368710406 35627460   469400 SH       SOLE                   469400        0        0
GILEAD SCIENCES INC            COM              375558103 19410729   366586 SH       SOLE                   366586        0        0
GTX INC DEL                    COM              40052B108 47277280  3294584 SH       SOLE                  3294584        0        0
HLTH CORPORATION               COM              40422Y101 66747463  5896419 SH       SOLE                  5896419        0        0
MANNKIND CORP                  COM              56400P201  2235725   803979 SH       SOLE                   803979        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309 15028096   723200 SH       SOLE                   723200        0        0
OMNICARE INC                   COM              681904108  8128200   310000 SH       SOLE                   310000        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 52569203  1476663 SH       SOLE                  1476663        0        0
QUIDEL CORP                    COM              74838J101 41130696  2486741 SH       SOLE                  2486741        0        0
TENET HEALTHCARE CORP          COM              88033G100 68238586 12273127 SH       SOLE                 12273127        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209 22213898  1636522 SH       SOLE                  1636522        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102 43885840   448960 SH       SOLE                   448960        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100 13555569   214419 SH       SOLE                   214419        0        0
VCA ANTECH INC                 COM              918194101 15209133   547485 SH       SOLE                   547485        0        0
WEBMD HEALTH CORP              CL A             94770V102  1974483    70770 SH       SOLE                    70770        0        0
WYETH                          COM              983024100161092844  3358900 SH       SOLE                  3358900        0        0